Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Deferred stock compensation	Deficit	Total
Balance at Jun. 30, 2020	$ 25,624	$ 69,689,789	$ (1,201,183)	$ (61,923,732)	$ 6,590,498
Balance (in Shares) at Jun. 30, 2020	25,623,822
Sale of ordinary shares	$ 17,250	10,323,775			10,341,025
Sale of ordinary shares (in Shares)	17,250,397
Ordinary shares issued for warrants conversion	$ 5,327	584,764			590,091
Ordinary shares issued for warrants conversion (in Shares)	5,327,274
Ordinary shares issued for acquisition of equipment	$ 6,061	3,811,939			3,818,000
Ordinary shares issued for acquisition of equipment (in Shares)	6,060,318
Ordinary shares issued for services	$ 700	440,300	(55,125)		385,875
Ordinary shares issued for services (in Shares)	700,000
Ordinary shares issued for compensation	$ 1,590	1,127,310			1,128,900
Ordinary shares issued for compensation (in Shares)	1,590,000
Unvested restricted ordinary shares issued to officer		522,000	(522,000)
Forfeiture of unvested restricted ordinary shares		(308,400)	308,400
Stock compensation expense			746,533		746,533
Net loss				(4,973,614)	(4,973,614)
Balance at Dec. 31, 2020	$ 56,552	86,191,477	(723,375)	(66,897,346)	18,627,308
Balance (in Shares) at Dec. 31, 2020	56,551,811
Balance at Jun. 30, 2021	$ 110,357	147,684,772	(682,383)	(70,162,245)	76,950,501
Balance (in Shares) at Jun. 30, 2021	110,356,629
Sale of ordinary shares	$ 31,625	19,209,477			19,241,102
Sale of ordinary shares (in Shares)	31,624,923
Ordinary shares issued for compensation	$ 4,055	3,072,130	(45,900)		3,030,285
Ordinary shares issued for compensation (in Shares)	4,055,000
Forfeiture of unvested restricted ordinary shares		(168,000)	168,000
Stock compensation expense			387,862		387,862
Net loss				(540,317)	(540,317)
Balance at Dec. 31, 2021	$ 146,037	$ 169,798,379	$ (172,421)	$ (70,702,562)	$ 99,069,433
Balance (in Shares) at Dec. 31, 2021	146,036,552